UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6663

SB Adjustable Rate Income Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902

 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end: May 31
Date of reporting period: May 31, 2003

ITEM 1.   REPORT TO STOCKHOLDERS.

          The Annual Report to Stockholders is filed herewith.

                                 SB ADJUSTABLE
                               RATE INCOME FUND

                        SMITH BARNEY CLASSES OF SHARES

               CLASSIC SERIES  |  ANNUAL REPORT  |  MAY 31, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

Dave Torchia[PHOTO]           Theresa M. Veres[PHOTO]

    DAVID A. TORCHIA            THERESA M. VERES
    PORTFOLIO MANAGER           PORTFOLIO
                                MANAGER


        Classic Series
 [GRAPHIC]



 Annual Report . May 31, 2003

 SB ADJUSTABLE RATE INCOME FUND

    DAVID A. TORCHIA

    David A. Torchia has more than 18 years of securities business experience. Mr. Torchia holds a BS from the University of Pittsburgh and an MBA in Finance from Lehigh University.

    THERESA M. VERES

    Theresa M. Veres has more than 14 years of securities business experience. Ms. Veres holds a BS in Finance and Marketing from Drexel University.

    FUND OBJECTIVE

    The Fund seeks to provide high current income and to limit the degree of fluctuation of its NAV resulting from movements in interest rates. The Fund will invest at least 80% of its net assets in adjustable rate securities, which may include U.S. government securities. Also, the Fund invests up to 20% of its net assets in short duration corporate and U.S. government fixed rate debt securities.

    FUND FACTS

    MANAGERS' INVESTMENT INDUSTRY EXPERIENCE
    ---------------------
    18 Years (David A. Torchia)
    14 Years (Theresa M. Veres)

What's Inside

Letter From the Chairman..............................................  1

Manager Overview......................................................  2

Fund Performance......................................................  4

Historical Performance................................................  5

Schedule of Investments...............................................  6

Statement of Assets and Liabilities................................... 16

Statement of Operations............................................... 17

Statements of Changes in Net Assets................................... 18

Notes to Financial Statements......................................... 19

Financial Highlights.................................................. 25

Independent Auditors' Report.......................................... 27

Additional Shareholder Information.................................... 28

Additional Information................................................ 29

Tax Information....................................................... 31

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 18, 2003

--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

    1 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

                               MANAGER OVERVIEW

Special Notice to Shareholders
On July 31, 2002, the Smith Barney Adjustable Rate Government Income Fund ("Fund") was renamed "Smith Barney Adjustable Rate Income Fund". The Fund's investment objectives were not affected as a result of this change. Effective July 31, 2002, the Fund's investment strategies were changed so that the Fund invests at least 80% of its net assets in adjustable-rate securities, which may include U.S. government securities. Previously, the Fund was required to invest at least 65% of its assets in both adjustable-rate and government securities. Also, the Fund invests up to 20% of its net assets in short-duration corporate and U.S. government fixed rate debt securities. Formerly, the limit was 35%. These changes were made, in part, to help ensure the Fund's compliance with the "fund name rule" issued by the SEC.

On April 4, 2003, the Fund was renamed "SB Adjustable Rate Income Fund" and Classes A, B, L and Y were redesignated Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y, respectively. The Fund's investment objectives were not affected as a result of this change.

On June 2, 2003 after the close of the Fund's reporting period, the Fund changed its benchmark to the Citigroup 6-Month U.S. Treasury Bill Index./i/ The adjustment was made because Management believes the new benchmark more appropriately reflects the investment strategy used by the Fund.

Performance Review
For the 12 months ended May 31, 2003, Smith Barney Class L shares of the Fund, without sales charges, returned 2.38%. In comparison, the Merrill Lynch 1-3 Year Treasury Index/ii/ returned 5.45%, and the Citigroup 6-Month U.S. Treasury Bill Index returned 1.59% over the same period. The Lipper peer group of adjustable rate mortgage funds returned 2.93%./2/ The Fund underperformed its previous benchmark, because its overall duration (its sensitivity to interest rate movements) was shorter than the benchmark's. As interest rates declined, it led the Fund to underperform that Index.

Market Overview
In terms of the overall period, U.S. Treasuries outperformed many higher-rated U.S. fixed-income securities as concerns about war and the economic environment triggered a flight to quality by many investors. During the period, Treasuries modestly outperformed U.S. agency securities. Asset-backed securities and mortgage-backed securities also generated positive results, although a wave of mortgage refinancing activity prompted by low interest rates impacted the mortgage securities market.

What Affected Fund Performance
During the period, we increased the Fund's allocation to adjustable-rate mortgage-backed securities ("ARMs"), [i.e., hybrid ARMs (agency and non-agency issues)], as well as to floating-rate asset-backed securities. The shift in assets was conducted in accordance with the previously mentioned "80% Rule." As of the period's close, over 60% of the Fund's assets were invested in mortgage-backed securities, of which ARMs constituted 42%. Over 30% of the Fund's assets were invested in asset-backed securities. The Fund held minimal exposure to U.S. Government Agency Notes and Bonds.

--------
/2/Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended May 31, 2003, calculated among 13 funds in the adjustable rate mortgage funds category with reinvestment of dividends and capital gains excluding sales charges.


    2 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

Our increased exposure to ARMs, both agency and non-agency, positively contributed to the Fund's performance during the period, largely due to the steepness of the yield curve./iii/ Given the uncertainties regarding Iraq and direction of the economy, the Fund continued to benefit from a cautious approach to managing the Fund's duration through the conclusion of the Fund's reporting period.

Thank you for your investment in the SB Adjustable Rate Income Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

  /s/ David Torchia                     /s/ Theresa M. Veres
  David A. Torchia                      Theresa M. Veres
  Vice President and Investment Officer Vice President and Investment Officer

June 18, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of May 31, 2003 and are subject to change. Please refer to pages 6 through 15 for a list and percentage breakdown of the Fund's holdings.

--------
/i/ The Citigroup 6-Month Treasury Bill Index consists of one six-month United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.
/ii/ The Merrill Lynch 1-3 Year U.S. Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. Please note that an investor cannot invest directly in an index.
/iii/The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.


    3 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 AVERAGE ANNUAL TOTAL RETURNS/(1)+/


                                                Without Sales Charges/(2)/
                                    ------------------------------------------------
                                    Smith Barney Smith Barney Smith Barney Smith Barney
                                    Class A/(3)/   Class B    Class L/(3)/   Class Y
---------------------------------------------------------------------------------------
Twelve Months Ended 5/31/03             2.87%        2.28%        2.38%         N/A
--------------------------------------------------------------------------------------
Five Years Ended 5/31/03                4.95         4.29         4.38          N/A
--------------------------------------------------------------------------------------
Ten Years Ended 5/31/03                  N/A         4.60         4.66          N/A
--------------------------------------------------------------------------------------
Inception* through 5/31/03              5.24         4.60         4.62         1.55%++
--------------------------------------------------------------------------------------

                                                  With Sales Charges/(4)/
                                    ---------------------------------------------------
                                    Smith Barney Smith Barney Smith Barney Smith Barney
                                    Class A/(3)/   Class B    Class L/(3)/   Class Y
---------------------------------------------------------------------------------------
Twelve Months Ended 5/31/03             0.81%       (2.70)%       2.38          N/A
--------------------------------------------------------------------------------------
Five Years Ended 5/31/03                4.53         4.12         4.38          N/A
--------------------------------------------------------------------------------------
Ten Years Ended 5/31/03                  N/A         4.60         4.66          N/A
--------------------------------------------------------------------------------------
Inception* through 5/31/03              4.89         4.60         4.62         1.55%++
--------------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS/(1)+/

                                              Without Sales Charges/(2)/
------------------------------------------------------------------------
Smith Barney Class A (Inception* through
  5/31/03)/(3)/                                        36.75%
----------------------------------------------------------------------
Smith Barney Class B (5/31/93 through
  5/31/03)                                             56.75
----------------------------------------------------------------------
Smith Barney Class L (5/31/93 through
  5/31/03)/(3)/                                        57.73
----------------------------------------------------------------------
Smith Barney Class Y (Inception* through
  5/31/03)                                              1.55
----------------------------------------------------------------------

(1) On April 4, 2003, Class A, B, L and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Smith Barney Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Smith Barney Class B shares.
(3) On August 5, 2002, Class I and Class A shares were renamed as Class A and Class L shares, respectively.
(4) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Smith Barney Class A shares reflect the deduction of the maximum initial sales charge of 2.00%; Smith Barney Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred.
 * Inception dates for Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares are April 18, 1997, November 6, 1992, June 22, 1992 and October 17, 2002, respectively.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.

    4 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Smith Barney Class L Shares* of the SB Adjustable Rate Income Fund vs. U.S. Government 1-Year Treasury Bill Index, Merrill Lynch 1-3 Year Treasury Index and Citigroup 6-Month U.S. Treasury Bill Index+
--------------------------------------------------------------------------------
                             May 1993 -- May 2003

                                    [CHART]

               SB Adjustable       U.S. Government                          Citigroup
             Rate Income Fund -        1-Year           Merrill Lynch        6-Month
               Smith Barney         Treasury Bill    1-3 Year Treasury    U.S. Treasury
              Class L Shares            Index            Index++           Bill Index++
             ------------------    ---------------   -----------------    -------------
May 1993          $10,000             $10,000            $10,000             $10,000
May 1994           10,205              10,373             10,205              10,336
May 1995           10,857              10,992             10,967              10,896
May 1996           11,453              11,572             11,546              11,516
May 1997           12,060              12,213             12,308              12,137
May 1998           12,732              13,158             13,168              12,796
May 1999           13,274              13,719             13,865              13,431
May 2000           13,810              14,396             14,442              14,134
May 2001           14,879              15,146             15,854              14,991
May 2002           15,407              15,493             16,825              15,440
May 2003           15,773              15,706             17,738              15,686


+ Hypothetical illustration of $10,000 invested in Smith Barney Class L shares on May 31, 1993, assuming reinvestment of dividends and capital gains, if any, at net asset value through May 31, 2003, compared to the U.S. Government 1-Year Treasury Bill Index, the Merrill Lynch 1-3 Year Treasury Index and the Citigroup 6-Month U.S. Treasury Bill Index. The U.S. Government 1-Year Treasury Bill Index is comprised of U.S. Treasury Bills with a maturity of one year. The Merrill Lynch 1-3 Year Treasury Index is a broad based index including all U.S. Treasury notes and bonds with maturities of at least one year and less than three years. The Citigroup 6-Month U.S. Treasury Bill Index consists of one six-month United States Treasury Bill whose return is tracked. The Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the Smith Barney Class L shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

   All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* On August 5, 2002, Class A shares were renamed as Class L shares. On April 4, 2003, Class L shares were renamed as Smith Barney Class L shares.

++ It is the opinion of management that the Citigroup 6-Month U.S. Treasury
   Bill Index more accurately reflects the current composition of the SB Adjustable Rate Income Fund than the Merrill Lynch 1-3 Year Treasury Index. In future reporting, the Citigroup 6-Month U.S. Treasury Bill Index will be used as a basis of comparison of total return performance rather than the Merrill Lynch 1-3 Year Treasury Index.

    5 SB Adjustable Rate Income Fund  |  2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS                                            MAY 31, 2003


   FACE
  AMOUNT                                               SECURITY                                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
ADJUSTABLE-RATE SECURITIES -- 87.1%
ASSET-BACKED SECURITIES -- 30.1%
$15,000,000 American Express Credit Account Master Trust, Series 2001-4, Class A, 1.440% due 11/17/08 (a)   $   15,039,378
 11,575,000 American Express Master Trust, Series 2001-1, Class A, 1.400% due 9/15/05 (a)                       11,586,987
            AmeriCredit Automobile Receivables Trust:
 22,600,000  Series 2001-D, Class A3, 1.614% due 9/12/06 (a)                                                    22,641,433
 23,750,000  Series 2003-AM, Class A4B, 1.784% due 11/6/09 (a)                                                  23,764,796
  5,997,844 Ameriquest Mortgage Securities Inc., Series 2001-1, Class A, 1.610% due 6/25/31 (a)                  5,998,772
            Amortizing Residential Collateral Trust:
 10,000,000  Series 2002-BC4, Class M1, 2.020% due 7/25/32 (a)                                                   9,881,250
 21,062,343  Series 2002-BC5, Class A, 1.640% due 7/25/32 (a)                                                   21,075,343
 11,546,079  Series 2002-BC6, Class A2, 1.670% due 8/25/32 (a)                                                  11,553,288
  9,305,961  Series 2002-BC10, Class A3, 1.750% due 1/25/33 (a)                                                  9,333,960
  9,700,000 Bank One Issuance Trust, Series 2002-A1, Class A1, 1.420% due 1/15/10 (a)                            9,717,369
            Bayview Financial Acquisition Trust:
 10,000,000  Series 2000, Class M1, 2.070% due 11/25/30 (a)(b)                                                   9,975,000
  3,000,000  Series 2001-CA, Class A1, 1.690% due 8/25/36 (a)(b)                                                 2,978,160
 10,017,863  Series 2001-DA, Class A, 1.700% due 11/25/31 (a)(b)                                                10,041,289
 12,500,000  Series 2002-BA, Class A2, 1.970% due 3/25/35 (a)(b)                                                12,488,281
  9,545,000  Series 2003-BA, Class M1, 2.820% due 4/25/33 (a)(b)                                                 9,551,103
 17,305,361 Bear Stearns Asset-Backed Securities Trust, Series 2003-1, Class A1, 1.820% due 11/25/42 (a)        17,375,598
            Business Loan Express, Class A:
    739,677  Series 1998-1, 3.250% due 1/15/25 (a)(b)                                                              715,637
  8,290,761  Series 2001-2A, 1.900% due 1/25/28 (a)(b)                                                           8,154,792
  4,380,502  Series 2002-1A, 1.870% due 7/25/28 (a)(b)                                                           4,285,363
 13,939,696  Series 2003-AA, 2.260% due 5/15/29 (a)(b)                                                          13,939,696
 22,735,000 Capital One Master Trust, Series 2001-1, Class A, 1.510% due 12/15/10 (a)                           22,780,550
            CDC Mortgage Capital Trust:
  1,363,926  Series 2002-HE1, Class A, 1.630% due 1/25/33 (a)                                                    1,367,706
  7,603,248  Series 2002-HE3, Class A2, 1.860% due 12/27/32 (a)                                                  7,646,086
 20,000,000 Chase Funding Mortgage Loan, Series 2003-1, Class 2A2, 1.650% due 11/25/32 (a)                      20,028,200
  3,000,000 Circuit City Credit Card Master Trust, Series 2003-2, Class A, 1.750% due 4/15/11 (a)                3,004,435
            Countrywide Asset-Backed Certificates:
 12,690,582  Series 2002-6, Class AV1, 1.750% due 5/25/33 (a)                                                   12,715,268
 16,511,423  Series 2002-BC2, Class A, 1.590% due 4/25/32 (a)                                                   16,554,351
 10,780,000 Discover Card Master Trust I, Series 2000-5, Class A, 1.490% due 11/15/07 (a)                       10,818,439
  7,075,517 First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 1.780% due 8/25/32 (a)                7,102,241
            First North American National Bank, Class A:
  4,500,000  Series 2002-A, 1.630% due 7/16/11 (a)                                                               4,478,906
 15,200,000  Series 2003-A, 1.800% due 5/16/11 (a)                                                              15,204,750
            First USA Credit Card Master Trust, Class A:
  9,300,000  Series 1996-8, 1.430% due 9/10/06 (a)                                                               9,306,948
 18,000,000  Series 1999-3, 1.468% due 12/19/06 (a)                                                             18,022,516
    363,884 Heller Financial, Series 1998-1, Class A, 1.870% due 7/15/24 (a)(b)                                    351,148
 13,500,000 Household Automotive Trust, Series 2002-2, Class A4, 1.618% due 7/17/09 (a)                         13,543,022
  4,107,022 Household Consumer Loan Trust, Series 1997-2, Class A1, 1.490% due 11/15/07 (a)                      4,109,568
 16,761,111 Household Home Equity Loan Trust, Series 2002-4, Class A, 1.868% due 10/20/32 (a)                   16,848,114
 15,124,352 Household Mortgage Loan Trust, Series 2002-HC1, Class A, 1.618% due 5/20/32 (a)                     15,161,076
 15,600,855 Indymac Home Equity Loan Asset-Backed Trust, Series 2001-B, Class AV, 1.570% due 4/25/31 (a)        15,612,596
 10,508,328 Long Beach Asset Holdings Corp. NIM Trust, Series 2002-3, Class Note, 1.870% due 8/25/09 (a)(b)     10,511,585

                      See Notes to Financial Statements.

    6 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003


   FACE
  AMOUNT                                              SECURITY                                                VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 30.1% (continued)
            Long Beach Mortgage Loan Trust:
$ 9,360,568  Series 2001-2, Class A2, 1.600% due 7/25/31 (a)                                              $    9,360,685
 17,216,354  Series 2002-2, Class 2A, 1.600% due 7/25/32 (a)                                                  17,218,273
  5,017,898  Series 2003-1, Class A2, 1.720% due 3/25/33 (a)                                                   5,030,089
 19,250,966 MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class A2, 1.740% due 12/25/32 (a)          19,308,638
  8,100,000 MBNA Master Credit Card Trust II, Series 2001-A, Class A, 1.460% due 7/15/08 (a)                   8,126,911
 10,500,000 Metris Secured Note Trust, Series 2001-3, Class A, 1.548% due 7/21/08 (a)                         10,131,104
  1,094,773 Missouri Higher Education Loan Authority, Series 1997, Class P, 1.740% due 7/25/08 (c)             1,094,773
            MMCA Auto Lease Trust:
  7,260,000  Series 2002-1, Class A4, 1.590% due 1/15/10 (a)                                                   7,226,677
 25,000,000  Series 2002-A, Class A3, 1.660% due 9/15/06 (a)(b)                                               25,095,188
            The Money Store Business Loan-Backed Certificates, Class A:
  1,132,290  Series 1997-1, 2.150% due 4/15/28 (d)                                                             1,109,644
    569,929  Series 1997-2, 2.050% due 2/15/29 (d)                                                               558,530
            The Money Store SBA Loan-Backed Adjustable Rate Certificates, Class A:
    251,763  Series 1996-2, 2.110% due 4/15/24 (d)                                                               261,465
    553,643  Series 1997-1, 2.000% due 1/15/25 (d)                                                               562,094
 15,476,199 Morgan Stanley Capital I Inc. Trust, Series 2003-NC2, Class A3, 1.750% due 2/25/33 (a)            15,494,770
 14,579,966 New Century Home Equity Loan Trust, Series 2003-2, Class A2, 1.750% due 1/25/33 (a)               14,591,630
  3,500,000 Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class A, 1.580% due 10/13/10 (a)(b)       3,500,000
            NovaStar Mortgage Funding Trust:
  1,714,306  Series 2000-2, Class A1, 1.600% due 1/25/31 (a)                                                   1,718,237
  3,523,874  Series 2002-1, Class A2, 1.620% due 9/25/32 (a)                                                   3,531,120
  9,696,554  Series 2003-1, Class A2, 1.710% due 5/25/33 (a)                                                   9,711,825
 10,000,000  Series 2003-1, Class M1, 2.270% due 5/25/33 (a)                                                  10,020,921
 12,665,723 Oakwood Mortgage Investors Inc., Series 2001-E, Class A1, 1.610% due 3/15/14 (a)                  12,649,858
            Option One Mortgage Loan Trust:
 26,907,061  Series 2002-3, Class A1, 1.570% due 8/25/32 (a)                                                  26,896,492
 25,282,323  Series 2003-1, Class A2, 1.740% due 2/25/33 (a)                                                  25,386,780
 10,000,000  Series 2003-1, Class M1, 2.220% due 2/25/33 (a)                                                  10,079,407
    866,691 PMC Capital Limited Partnership, Series 1998-1, Class A, 3.250% due 4/1/21 (b)(d)                    866,691
    303,818 PMC Capital SBA Loan-Backed Adjustable Rate Certificates, Series 1997-1, Class A,
             2.350% due 9/15/23 (b)(d)                                                                           294,704
 13,908,652 Renaissance Home Equity Loan Trust, Series 2003-1, Class A, 1.750% due 6/25/33                    13,954,048
            Saxon Asset Securities Trust:
 11,577,346  Series 2002-3, 1.720% due 12/25/32 (a)                                                           11,603,680
  5,000,000  Series 2003-1, 2.020% due 6/25/33 (a)                                                             5,003,186
    611,360 Sequoia Mortgage Trust 2, Series 2, Class A1, 2.240% due 10/25/24 (a)                                612,806
            SLM Student Loan Trust:
  3,361,581  Series 1999-3, Class A1, 1.400% due 1/25/07 (d)                                                   3,365,113
  1,265,438  Series 2000-3, Class A1L, 1.395% due 4/25/08 (d)                                                  1,266,380
  1,465,174  Series 2000-4, Class A1, 1.370% due 7/25/08 (d)                                                   1,466,704
  5,148,059  Series 2001-4, Class A1, 1.370% due 1/25/11 (d)                                                   5,152,872
  7,104,830  Series 2002-1, Class A1, 1.350% due 10/25/10 (d)                                                  7,109,341
  7,304,071  Series 2002-3, Class A2, 1.360% due 10/26/09 (d)                                                  7,311,257
    571,856 SWB Loan-Backed Certificates, Series 1997-1, Class A, 2.100% due 8/15/22 (a)(b)                      548,982
  5,688,901 Textron Financial Corp. Receivables Trust, Series 2001-A, Class A3, 1.688% due 2/20/09 (a)(b)      5,682,756
------------------------------------------------------------------------------------------------------------------------
            TOTAL ASSET-BACKED SECURITIES
            (Cost -- $756,900,715)                                                                           758,168,631
------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    7 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003


   FACE
  AMOUNT                                                  SECURITY                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.2%
            Bank of America Mortgage Securities, Inc.:
$11,807,817  Series 2003-B, Class 1A1, 3.002% due 3/25/33                                                        $   12,000,270
 27,060,756  Series 2003-C, Class 2A1, 3.929% due 4/25/33                                                            27,640,127
  1,413,322 Bank One Mortgage-Backed Pass-Through Certificates, Series 2000-2, Class 2A, 4.380% due 3/15/30           1,432,428
  8,051,246 Bear Stearns ARM Trust, Series 2002-5, Class 1A, 4.902% due 6/25/32                                       8,237,310
 18,000,000 Commercial Mortgage Pass-Through Certificates, Series 2002-FL7, Class A2, 1.660% due 11/15/14 (a)(b)     17,992,620
            Countrywide Home Loans Mortgage Pass-Through Trust:
  9,172,643  Series 2001-HYB1, Class 1A1, 3.952% due 6/19/31                                                          9,337,201
 15,567,665  Series 2002-26, Class A4, 1.820% due 12/25/17 (a)                                                       15,589,538
  6,478,192  Series 2003-1, Class 1A16, 1.820% due 3/25/33 (a)                                                        6,488,281
 11,430,891  Series 2003-15, Class 1A1, 1.820% due 6/25/18 (a)                                                       11,429,690
 15,000,000  Series 2003-20, Class 3A6, 1.760% due 7/25/18 (a)                                                       14,980,078
  7,473,547  Series 2003-1T1, Class A8, 2.070% due 4/25/33 (a)                                                        7,482,520
 18,250,000  Series 2003-HYB3, Class 7A1, 3.919% due 11/19/33 (a)                                                    18,432,500
 31,588,779 CSFB Mortgage-Backed Trust, Series 2002-34, Class 2A4, 1.920% due 12/25/32 (a)                           31,691,917
  7,860,309 First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 4.294% due 6/25/30                        8,002,630
  2,944,449 GMAC Commercial Mortgage Asset Corp., Series 2001-FLAA, Class A1, 1.610% due 6/15/13 (a)(b)               2,944,599
  3,646,774 GS Mortgage Securities Corp., Series 2000-1, Class A, 1.668% due 3/20/23 (a)(b)                           3,692,155
  1,064,906 IFC SBA Loan-Backed Adjustable Rate Certificates, Series 1997-1, Class A, 2.250% due 1/15/24 (b)(d)       1,043,608
            Impac CMB Trust:
  4,930,082  Series 2001-2, Class A2, 1.720% due 11/25/31 (a)                                                         4,934,262
  6,241,251  Series 2001-4, Class M1, 2.470% due 12/25/31 (a)                                                         6,261,142
  4,889,732  Series 2003-3, Class M1, 2.170% due 3/25/33 (a)                                                          4,915,060
 15,918,805 MASTR Asset Securitization Trust, Series 2002-NC1, Class A2, 1.760% due 10/25/32 (a)                     15,953,491
  5,788,561 MASTR Seasoned Securities Trust, Series 2003-1, Class 3A4, 2.070% due 2/25/33 (a)                         5,801,267
  6,456,510 Merit Securities Corp., Series 11PA, Class B1, 2.519% due 9/28/32 (a)(b)                                  6,383,874
 10,101,020 Merrill Lynch Mortgage Investors, Inc., Series 2002-A3, Class 2A1, 4.290% due 9/25/32                    10,353,950
            MLCC Mortgage Investors, Inc.:
    579,911  Series 1997-B, Class A, 1.590% due 3/16/26 (a)                                                             579,851
    227,697  Series 1999-A, Class A, 1.690% due 3/15/25 (a)                                                             228,163
 19,653,542  Series 2003-A, Class 2A2, 1.749% due 3/25/28 (e)                                                        19,677,684
            Residential Asset Securitization Trust:
 20,778,783  Series 2003-A3, Class A, 1.770% due 4/25/33 (a)                                                         20,858,198
  8,978,301  Series 2003-A5, Class A5, 1.820% due 6/25/33 (a)                                                         8,983,913
    805,998 Ryland Mortgage Securities Corp., Series 1994-3, Class A2, 4.719% due 10/25/31                              801,740
 13,284,061 Saco I Inc., Series 2002-1, Class A, 1.770% due 9/25/32 (a)(b)                                           13,283,928
            Structured Asset Mortgage Investments Trust, Series 2002-ARI:
 12,995,095  Class 1A, 4.920% due 3/25/32                                                                            13,218,280
 11,358,459  Class 2A, 3.598% due 3/25/32                                                                            11,737,718
            Structured Asset Securities Corp.:
  9,558,019  Series 2002-8A, Class 7A1, 2.888% due 5/25/32                                                            9,654,602
  9,779,840  Series 2002-11A, Class 1A1, 2.917% due 6/25/32                                                          10,001,451
 25,170,819  Series 2002-16A, Class 1A1, 4.151% due 8/25/32                                                          25,986,990
 17,980,119  Series 2002-18A, Class 1A1, 4.144% due 9/25/32                                                          18,627,108
  2,475,158  Series 2002-23XS, Class A1, 2.750% due 11/25/32                                                          2,473,640
 12,003,619  Series 2003-BC1, Class A, 1.820% due 5/25/32                                                            12,054,303
  6,738,641  Series 2003-8, Class 2A9, 1.820% due 4/25/33                                                             6,750,063
  2,026,213 Washington Mutual Mortgage Loan Trust, Series 2000-1, Class A1, 1.610% due 6/25/24 (a)                    2,028,086
            Washington Mutual Mortgage Securities Corp., Mortgage Pass-Through Certificates:
    708,134  Series 2001-9, Class 1A1, 4.303% due 4/25/28                                                               727,465

                      See Notes to Financial Statements.

    8 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003


   FACE
  AMOUNT                                         SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.2% (continued)
$12,914,629  Series 2002-AR1, Class 1A1, 4.605% due 11/25/30                                    $  13,312,153
 14,457,718  Series 2002-AR15, Class A2, 3.540% due 12/25/32                                       14,487,640
  9,103,984  Series 2002-S6, Class A28, 1.870% due 10/25/32 (a)                                     9,122,601
            Wells Fargo Mortgage-Backed Securities Trust, Series 2003-A:
 15,831,000  Class A2, 3.030% due 2/25/33                                                          16,005,144
 25,000,000  Class A3, 3.650% due 2/25/33                                                          25,171,875
-------------------------------------------------------------------------------------------------------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost -- $506,645,942)                                                                508,793,114
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 36.7%
Federal Home Loan Bank -- 0.6%
 15,000,000 Federal Home Loan Bank, Conversion Bond, Series 7F-8006, 1.618% due 3/10/06 (d)
              (Cost -- $15,000,000)                                                                15,000,000
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation (FHLMC) -- 8.7%
  1,556,084 FHLMC, Series 1401, Class IA, 1.990% due 5/15/22 (a)                                    1,554,827
 10,102,261 FHLMC, Series 2582, Class FG, 2.560% due 4/15/32 (a)                                   10,151,829
 25,207,830 FHLMC, Series 2594, Class FN, 2.310% due 4/15/32 (a)                                   25,215,392
            FHLMC Six Month LIBOR:
    539,395  4.360% due 10/1/26                                                                       549,845
    350,479  4.375% due 7/1/27                                                                        365,121
            FHLMC One Year CMT ARM:
  1,055,235  4.303% due 12/1/23                                                                     1,085,969
    537,830  5.857% due 2/1/24                                                                        557,252
  5,532,508  4.117% due 4/1/26                                                                      5,720,559
  3,576,736  4.148% due 11/1/26                                                                     3,680,928
  5,114,730  4.150% due 6/1/29 (f)                                                                  5,308,556
  4,806,436  5.775% due 3/1/31                                                                      5,024,360
  2,401,193  6.923% due 5/1/31                                                                      2,491,237
 24,637,357  4.862% due 3/1/33                                                                     25,299,643
  3,502,543 FHLMC Three Year CMT ARM, 5.744% due 12/1/30                                            3,632,562
            FHLMC Five Year CMT ARM:
  1,569,271  7.901% due 8/1/25                                                                      1,679,611
    810,172  6.520% due 12/1/30                                                                       837,515
            FHLMC 3/1 Hybrid ARM:
  4,239,297  3.969% due 7/1/29                                                                      4,368,084
    352,293  4.594% due 8/1/29                                                                        361,673
 15,428,605  4.317% due 8/1/32 (f)                                                                 15,907,033
 15,054,608  4.633% due 8/1/32 (f)                                                                 15,548,827
            FHLMC 5/1 Hybrid ARM:
  2,500,465  3.903% due 12/1/26                                                                     2,561,370
 13,927,460  6.041% due 7/1/29                                                                     14,505,784
  2,831,910  6.063% due 7/1/29                                                                      2,942,380
  4,545,560  5.706% due 11/1/31                                                                     4,702,704
  5,978,856  5.850% due 3/1/32                                                                      6,187,894
  3,775,752  5.506% due 8/1/34                                                                      3,916,365
            FHLMC 7/1 Hybrid ARM:
 15,690,330  6.288% due 8/1/31 (f)                                                                 16,286,027
 14,439,985  6.090% due 5/1/32 (f)                                                                 14,926,879
 18,120,765  5.782% due 7/1/32 (f)                                                                 18,777,634
  2,373,276 FHLMC Strip, Series 19, Class F, 3.092% due 6/1/28                                      2,483,073
  2,890,000 FHLMC Structured Pass-Through Securities, Series H008, Class A3, 2.290% due 6/15/07     2,899,934
-------------------------------------------------------------------------------------------------------------
            Total Federal Home Loan Mortgage Corporation
            (Cost -- $217,738,106)                                                                219,530,867
-------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    9 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003


   FACE
  AMOUNT                            SECURITY                             VALUE
-----------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- 21.8%
$ 7,793,046 FNMA 11th COFI, 5.683% due 2/1/31                        $    8,073,008
            FNMA Grantor Trust:
  2,235,989  Series 2000-T6, Class A3, 5.885% due 1/25/28                 2,336,158
    906,218  Series 2001-T1, Class A2, 5.516% due 10/25/40                  931,091
 13,539,471  Series 2002-T18, Class A5, 5.190% due 5/25/42               14,329,229
 15,073,784  Series 2002-T19, Class A4, 5.177% due 3/25/42               15,975,817
 14,483,866 FNMA Trust, Series 2003-W6, Class 6A, 5.490% due 8/25/42     15,235,216
  1,527,572 FNMA, Series 1992-156, Class F, 2.520% due 7/25/07 (a)        1,534,473
 15,482,101 FNMA, Series 2003-34, Class FA, 1.920% due 6/25/32 (a)       15,523,946
            FNMA Six Month CD ARM:
  1,822,587  3.296% due 12/1/20                                           1,843,615
    148,988  3.374% due 6/1/24                                              152,516
  1,803,925  4.199% due 7/1/24                                            1,866,500
  1,412,731  3.635% due 9/1/24                                            1,444,170
  3,669,024  4.224% due 9/1/24                                            3,771,901
  6,503,748  3.551% due 12/1/24                                           6,592,352
            FNMA Six Month LIBOR:
  2,402,207  6.236% due 11/1/31                                           2,502,393
 11,223,928  5.189% due 10/1/32 (f)                                      11,622,819
 24,401,703  4.812% due 1/1/33                                           25,315,435
 16,982,714  5.099% due 1/1/33                                           17,498,331
 23,162,380  4.768% due 2/1/33                                           24,017,597
 22,456,185  4.917% due 2/1/33                                           23,380,060
  9,986,939  4.639% due 4/1/33                                           10,318,254
  5,985,127  4.749% due 4/1/33                                            6,202,825
            FNMA One Year LIBOR:
  7,625,919  4.942% due 8/1/32                                            7,873,761
  6,320,069  4.989% due 11/1/32                                           6,523,496
  9,569,877  4.164% due 1/1/33 (f)                                        9,913,411
 25,000,000  4.579% due 6/1/33                                           25,832,031
            FNMA One Year CMT ARM:
    966,246  4.121% due 8/1/15                                              983,994
  1,257,016  4.205% due 11/1/18                                           1,290,465
    722,616  3.323% due 4/1/20                                              738,153
    933,048  4.106% due 4/1/20                                              955,140
    910,831  3.789% due 7/1/21                                              931,704
    374,247  4.203% due 8/1/22                                              384,557
    526,412  3.789% due 3/1/23                                              523,768
    458,151  4.513% due 7/1/23                                              473,727
    896,738  3.125% due 8/1/23                                              912,848
  1,260,622  4.414% due 2/1/24                                            1,298,822
    527,074  6.149% due 6/1/25                                              547,112
    394,553  4.157% due 12/1/25                                             405,992
    789,029  4.154% due 1/1/26                                              812,042
    780,472  3.927% due 1/1/27                                              806,388
  5,343,127  3.922% due 7/1/27                                            5,507,208
  1,087,056  5.483% due 8/1/27                                            1,114,912
  5,912,232  4.154% due 1/1/28                                            6,088,028
    109,212  4.028% due 2/1/28                                              112,185
    765,411  4.104% due 3/1/28                                              787,274

                      See Notes to Financial Statements.

    10 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003


   FACE
  AMOUNT                          SECURITY                            VALUE
-------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- 21.8% (continued)
$ 4,032,116       3.878% due 5/1/28                               $   4,129,538
  5,835,859       5.682% due 2/1/29                                   5,974,515
  4,984,206       6.116% due 2/1/29                                   5,168,893
  3,903,132       6.846% due 8/1/29                                   4,044,621
  2,694,643       6.250% due 9/1/29                                   2,779,889
  5,237,431       4.462% due 11/1/29                                  5,397,407
  1,899,506       6.684% due 1/1/30                                   1,946,994
  2,268,117       6.497% due 5/1/30                                   2,367,555
  7,512,008       4.224% due 9/1/30                                   7,752,285
  7,362,048       6.273% due 9/1/30                                   7,669,475
  6,898,787       4.436% due 12/1/30                                  7,084,192
  1,565,106       5.747% due 1/1/31                                   1,647,433
  5,805,652       6.641% due 2/1/31                                   6,061,498
  3,661,668       5.056% due 3/1/31                                   3,792,589
  2,123,025       6.206% due 4/1/31                                   2,231,535
  2,425,464       6.862% due 4/1/31                                   2,498,228
  6,247,839       5.151% due 7/1/31                                   6,461,771
  9,636,346       6.134% due 9/1/31                                   9,925,436
  2,337,861       6.456% due 9/1/31                                   2,449,792
  9,404,147       6.348% due 10/1/31                                  9,885,291
  4,088,884       5.647% due 3/1/32                                   4,214,291
  6,664,162       5.468% due 5/1/32                                   6,973,321
  8,883,677       5.421% due 6/1/32                                   9,240,870
 17,297,100       5.710% due 6/1/32 (f)                              17,919,764
  5,427,131       5.867% due 6/1/32                                   5,598,195
  7,395,411       5.792% due 7/1/32                                   7,690,706
 10,465,423       5.995% due 7/1/32                                  10,884,832
 17,739,233       5.641% due 9/1/32 (f)                              18,566,728
  5,450,549       4.995% due 11/1/32                                  5,662,399
 16,980,686       3.902% due 1/1/33                                  17,422,347
  4,626,503       4.598% due 1/1/33                                   4,770,856
 12,980,825       4.764% due 4/1/33                                  13,275,565
  8,638,256       4.074% due 5/1/33                                   8,808,335
 12,275,431       4.438% due 9/1/37                                  12,613,006
  5,086,166       6.736% due 12/1/40                                  5,259,807
                 FNMA Three Year CMT ARM:
    626,844       7.716% due 9/1/21                                     664,096
  9,465,589       6.559% due 6/1/30                                   9,785,052
  5,046,429      FNMA Five Year CMT ARM, 7.132% due 5/1/30            5,216,746
-------------------------------------------------------------------------------
                 Total Federal National Mortgage Association
                 (Cost -- $546,065,104)                             549,120,577
-------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) -- 5.6%
                 GNMA II One Year CMT ARM:
    725,730       4.375% due 2/20/16                                    749,755
    873,426       5.375% due 6/20/17                                    903,806
  2,260,535       5.750% due 9/20/20                                  2,351,619
  1,466,287       4.375% due 3/20/21                                  1,513,599
  4,767,092       5.375% due 6/20/22                                  4,940,591
  1,394,469       5.750% due 8/20/22                                  1,445,079

                      See Notes to Financial Statements.


    11 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003


   FACE
  AMOUNT                                                   SECURITY                                                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) -- 5.6% (continued)
$ 3,464,593  5.625% due 10/20/22                                                                                   $    3,591,899
  1,670,947  5.625% due 11/20/22                                                                                        1,732,358
    773,544  5.625% due 12/20/22                                                                                          802,276
  1,264,584  5.375% due 5/20/23                                                                                         1,311,383
  1,025,659  4.375% due 1/20/24                                                                                         1,057,812
  2,008,176  4.375% due 3/20/24                                                                                         2,068,779
  2,969,953  5.750% due 9/20/27                                                                                         3,078,740
  3,019,299  5.625% due 10/20/27                                                                                        3,129,777
  6,169,393  4.500% due 4/20/32                                                                                         6,282,801
  3,806,299  4.500% due 5/20/32                                                                                         3,876,013
 79,788,204  5.000% due 7/20/32                                                                                        82,337,258
 15,664,369  5.000% due 8/20/32                                                                                        16,164,885
  2,494,803  4.500% due 9/20/32                                                                                         2,549,378
---------------------------------------------------------------------------------------------------------------------------------
            Total Government National Mortgage Association
            (Cost -- $138,227,350)                                                                                    139,887,808
---------------------------------------------------------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost -- $917,030,560)                                                                                    923,539,252
---------------------------------------------------------------------------------------------------------------------------------
PAC IOs -- 0.1%
 17,064,963 First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, yield to maturity
              8.326% due 4/18/29                                                                                          759,082
  6,569,516 JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, yield to maturity
              6.971% due 9/15/29 (b)                                                                                      364,041
 24,088,624 LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, yield to maturity
              6.858% due 10/15/35                                                                                         676,124
---------------------------------------------------------------------------------------------------------------------------------
            TOTAL PAC IOs
            (Cost -- $1,856,410)                                                                                        1,799,247
---------------------------------------------------------------------------------------------------------------------------------
            TOTAL ADJUSTABLE-RATE SECURITIES
            (Cost -- $2,182,433,627)                                                                                2,192,300,244
---------------------------------------------------------------------------------------------------------------------------------
FIXED-RATE SECURITIES -- 9.9%
ASSET-BACKED SECURITIES -- 2.7%
    172,236 Advanta Equipment Receivables, Series 2000-1, Class A3, 7.405% due 2/15/07                                    172,761
    164,825 AmSouth Auto Trust, Series 2000-1, Class A3, 6.670% due 7/15/04                                               165,639
  5,000,000 Capital One Master Trust, Series 2000-2, Class A, 7.200% due 8/15/08                                        5,496,733
 40,000,000 GMACM Home Equity Loan Trust, Series 2003-HE2, Class A2, 3.140% due 6/25/25                                40,719,368
  3,455,720 Green Tree Financial Corp., Series 1996-8, Class A6, 7.600% due 10/15/27                                    3,602,426
  7,425,126 Lehman ABS Manufactured Housing Contract, Sr. Sub. Asset-Backed Certificates, Series 2001-B, Class A1,
              3.010% due 3/15/10                                                                                        7,464,012
            Mellon Auto Grantor Trust, Class A:
    324,699  Series 2000-1, 7.180% due 10/15/06                                                                           330,588
    411,834  Series 2000-2, 6.390% due 7/15/07                                                                            426,751
    312,723 PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (b)                                               329,206
 10,000,000 Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class A13, 3.237% due 1/25/29                  10,124,444
---------------------------------------------------------------------------------------------------------------------------------
            TOTAL ASSET-BACKED SECURITIES
            (Cost -- $67,844,923)                                                                                      68,831,928
---------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    12 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003


   FACE
  AMOUNT                                            SECURITY                                            VALUE
----------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
            Bank of America Mortgage Securities:
$   114,426  Series 2001-10, Class 1A2, 6.750% due 10/25/31                                          $   114,762
  5,458,489  Series 2002-2, Class 1A1, 6.500% due 3/25/32                                              5,564,520
    540,188 CS First Boston Mortgage Securities Corp., Series 2001-33, Class 1A1, 6.500% due 1/25/32     541,946
  1,406,076 GE Capital Mortgage Services, Inc., Series 1993-17, Class A7, 6.500% due 12/25/23          1,419,722
    221,140 Prudential Home Mortgage Securities, Series 1994-3, Class A10, 6.500% due 2/25/24            223,306
    256,956 Residential Accredit Loans, Inc., Series 2000-QS12, Class A1, 7.750% due 10/25/30            259,799
            Residential Funding Mortgage Securities:
 12,581,599  Series 1993-S49, Class A8, 6.000% due 12/25/08                                           12,990,501
    708,347  Series 1994-S8, Class A6, 6.000% due 3/25/09                                                725,711
----------------------------------------------------------------------------------------------------------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost -- $21,736,465)                                                                     21,840,267
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.3%
Federal Home Loan Mortgage Corporation (FHLMC) -- 2.0%
            FHLMC Gold Fifteen Year:
     48,200  6.000% due 5/1/04                                                                            48,498
     67,744  6.000% due 5/1/08                                                                            70,800
     69,830  6.000% due 6/1/08                                                                            72,981
  1,016,869  6.000% due 9/1/08                                                                         1,062,747
  1,289,156  6.000% due 10/1/08                                                                        1,347,319
    164,875  6.000% due 11/1/08                                                                          172,314
    466,725  6.000% due 1/1/09                                                                           485,980
  1,419,040  6.000% due 3/1/09                                                                         1,481,233
  1,128,502  5.500% due 4/1/09                                                                         1,179,586
    102,654  6.000% due 4/1/09                                                                           107,112
  1,750,145  6.000% due 5/1/09                                                                         1,822,349
    177,051  6.000% due 7/1/09                                                                           184,741
    332,339  6.000% due 3/1/11                                                                           346,114
    814,163  6.000% due 5/1/11                                                                           847,910
    605,053  6.000% due 6/1/11                                                                           630,132
  2,373,081  5.500% due 5/1/12                                                                         2,480,505
  3,358,102  6.500% due 9/1/14                                                                         3,515,402
  3,390,047  6.000% due 10/1/15                                                                        3,528,702
  3,479,729  6.000% due 4/1/17                                                                         3,612,209
  1,043,874  6.000% due 5/1/17                                                                         1,083,614
  1,860,648  6.000% due 6/1/17                                                                         1,931,482
    163,433 FHLMC Gold Thirty Year, 6.500% due 4/1/29                                                    170,149
 24,000,000 FHLMC, Series 2525, Class AM, 4.500% due 4/15/32                                          24,223,032
----------------------------------------------------------------------------------------------------------------
            Total Federal Home Loan Mortgage Corporation
            (Cost -- $49,418,581)                                                                     50,404,911
----------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    13 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003


   FACE
  AMOUNT                                SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- 4.2%
            FNMA Fifteen Year:
$   874,788  6.500% due 7/1/08                                               $      925,517
  1,387,580  5.500% due 1/1/09                                                    1,453,930
  2,837,942  6.000% due 1/1/09                                                    2,977,483
    902,861  5.500% due 2/1/09                                                      946,033
  4,337,858  6.000% due 11/1/09                                                   4,551,150
  2,776,870  6.000% due 11/1/10                                                   2,907,633
  2,732,492  6.000% due 12/1/10                                                   2,866,849
  1,526,539  5.500% due 3/1/11                                                    1,596,369
  4,611,114  6.000% due 9/1/11                                                    4,820,835
  5,365,542  6.000% due 5/1/12                                                    5,629,365
  6,839,759  5.000% due 3/1/14                                                    7,112,509
  2,208,116  5.000% due 4/1/14                                                    2,296,170
  2,870,213  5.500% due 11/1/16                                                   2,981,998
  2,780,689  5.500% due 12/1/16 (f)                                               2,888,987
  7,000,000 FNMA Sub. Benchmark Notes, 5.500% due 5/2/06                          7,712,089
            FNMA Ten Year:
    119,789  6.000% due 1/1/04                                                      120,509
  8,151,023  6.000% due 8/1/11 (f)                                                8,505,083
  3,532,688 FNMA Grantor Trust, Series 2002-T6, Class A1, 3.310% due 2/25/32      3,354,616
            FNMA REMIC Trust:
  5,583,488  Series 1993-251, Class PH, 6.500% due 7/25/23                        5,835,603
  8,029,164  Series 2002-W9, Class A1B, 4.500% due 8/25/42                        8,140,066
  3,640,339  Series 2002-W10, Class A1B, 4.500% due 8/25/42                       3,697,020
            FNMA Trust:
 14,536,511  Series 2003-W2, Class 2A4, 4.200% due 7/25/42                       14,769,241
  9,500,000  Series 2003-W6, Class 1A23, 2.900% due 10/25/42                      9,526,719
-------------------------------------------------------------------------------------------
            Total Federal National Mortgage Association
            (Cost -- $103,181,826)                                              105,615,774
-------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) -- 0.1%
            GNMA Fifteen Year:
  1,168,308  6.500% due 8/15/08                                                   1,237,514
    423,260  6.000% due 12/15/08                                                    445,539
-------------------------------------------------------------------------------------------
            Total Government National Mortgage Association
            (Cost -- $1,597,334)                                                  1,683,053
-------------------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost -- $154,197,741)                                              157,703,738
-------------------------------------------------------------------------------------------
            TOTAL FIXED-RATE SECURITIES
            (Cost -- $243,779,129)                                              248,375,933
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    14 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                                MAY 31, 2003


      FACE
     AMOUNT                       SECURITY                        VALUE
   -------------------------------------------------------------------------
   COMMERCIAL PAPER -- 3.0%
   $11,200,000 Fortune Brands, Inc., 1.320% due 6/2/03        $   11,199,589
    24,369,000 Hannover Funding Co., 1.380% due 6/2/03            24,368,066
    15,867,000 Merrill Lynch & Co., Inc., 1.330% due 6/2/03       15,866,414
    25,000,000 Nieuw Amsterdam Receivables, 1.380% due 6/2/03     24,999,042
   -------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (Cost -- $76,433,111)                              76,433,111
   -------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost -- $2,502,645,867*)                      $2,517,109,288
   -------------------------------------------------------------------------

(a) Variable rate security -- rate resets monthly.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Variable rate security -- rate resets weekly.
(d) Variable rate security -- rate resets quarterly.
(e) Variable rate security -- rate resets semi-annually.
(f) All or a portion of this security is segregated for open futures contracts commitments and extended settlements.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  ARM  -- Adjustable Rate Mortgage
  CD  -- Certificate of Deposit
  CMO  -- Collateralized Mortgage Obligation
  CMT  -- Constant Maturity Treasury Indexes
  LIBOR -- London Interbank Offered Rate
  PAC IO  -- Planned Amortization Class - Interest Only
  REMIC -- Real Estate Mortgage Investment Conduit
  SBA  -- Small Business Administration

                      See Notes to Financial Statements.

    15 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES                                MAY 31, 2003


ASSETS:
  Investments, at value (Cost -- $2,502,645,867)             $2,517,109,288
  Cash (Note 6)                                                     360,934
  Receivable for Fund shares sold                                44,862,903
  Interest receivable                                             6,762,366
  Receivable from broker -- variation margin                         46,876
  Paydown receivables                                            11,711,131
---------------------------------------------------------------------------
  Total Assets                                                2,580,853,498
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                               75,537,570
  Payable for Fund shares purchased                               8,433,104
  Dividends payable                                                 836,029
  Investment advisory fee payable                                   810,664
  Distribution plan fees payable                                    559,742
  Administration fee payable                                        434,255
  Accrued expenses                                                  488,225
---------------------------------------------------------------------------
  Total Liabilities                                              87,099,589
---------------------------------------------------------------------------
Total Net Assets                                             $2,493,753,909
---------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                 $      255,536
  Capital paid in excess of par value                         2,502,078,745
  Overdistributed net investment income                            (852,870)
  Accumulated net realized loss from investment
   transactions and futures contracts                           (21,277,945)
  Net unrealized appreciation of investments and futures
   contracts                                                     13,550,443
---------------------------------------------------------------------------
Total Net Assets                                             $2,493,753,909
---------------------------------------------------------------------------
Shares Outstanding:
  Smith Barney Class A                                          111,363,230
----------------------------------------------------------------------------
  Smith Barney Class B                                            3,871,785
----------------------------------------------------------------------------
  Smith Barney Class L                                          132,630,827
----------------------------------------------------------------------------
  Smith Barney Class Y                                            7,503,236
----------------------------------------------------------------------------
  Salomon Brothers Class 2                                          166,384
----------------------------------------------------------------------------
  Salomon Brothers Class A                                              204
----------------------------------------------------------------------------
Net Asset Value:
  Smith Barney Class A (and redemption price)                         $9.78
----------------------------------------------------------------------------
  Smith Barney Class B *                                              $9.69
----------------------------------------------------------------------------
  Smith Barney Class L (and redemption price)                         $9.74
----------------------------------------------------------------------------
  Smith Barney Class Y (and redemption price)                         $9.78
----------------------------------------------------------------------------
  Salomon Brothers Class 2 (and redemption price)                     $9.74
----------------------------------------------------------------------------
  Salomon Brothers Class A (and redemption price)                     $9.79
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Smith Barney Class A (net asset value plus 2.04% of net
   asset value per share)                                             $9.98
----------------------------------------------------------------------------
  Salomon Brothers Class A (net asset value plus 2.04% of
   net asset value per share)                                         $9.99
---------------------------------------------------------------------------

 * Redemption price is NAV of Smith Barney Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase payment (See Note
   2).


                      See Notes to Financial Statements.

    16 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 STATEMENT OF OPERATIONS                         FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME:
  Interest                                                    $51,374,470
------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 8)                               8,566,338
  Investment advisory fee (Note 2)                              6,696,755
  Administration fee (Note 2)                                   3,348,377
  Shareholder servicing fees (Note 8)                             818,898
  Registration fees                                               197,749
  Audit and legal                                                 146,941
  Custody                                                         121,914
  Shareholder communications (Note 8)                              81,360
  Trustees' fees                                                   45,546
  Other                                                            16,831
------------------------------------------------------------------------
  Total Expenses                                               20,040,709
------------------------------------------------------------------------
Net Investment Income                                          31,333,761
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 6):
  Realized Gain (Loss) From:
   Investment transactions                                      3,678,400
   Futures contracts                                           (7,623,519)
------------------------------------------------------------------------
  Net Realized Loss                                            (3,945,119)
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and
  Futures Contracts:
   Beginning of year                                            1,923,132
   End of year                                                 13,550,443
------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      11,627,311
------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                   7,682,192
------------------------------------------------------------------------
Increase in Net Assets From Operations                        $39,015,953
------------------------------------------------------------------------

                      See Notes to Financial Statements.

    17 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS                 FOR THE YEARS ENDED MAY 31,


                                                         2003            2002
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $    31,333,761  $   20,210,999
  Net realized loss                                     (3,945,119)     (2,276,381)
  Increase in net unrealized appreciation               11,627,311       1,110,958
----------------------------------------------------------------------------------
  Increase in Net Assets From Operations                39,015,953      19,045,576
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
  Net investment income                                (42,525,536)    (22,982,432)
  Capital                                                 (925,278)             --
----------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                        (43,450,814)    (22,982,432)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                   3,044,483,140   1,311,042,752
  Net asset value of shares issued for
   reinvestment of dividends                            34,904,312      17,850,673
  Cost of shares reacquired                         (1,454,880,636)   (620,924,100)
----------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
   Transactions                                      1,624,506,816     707,969,325
----------------------------------------------------------------------------------
Increase in Net Assets                               1,620,071,955     704,032,469

NET ASSETS:
  Beginning of year                                    873,681,954     169,649,485
----------------------------------------------------------------------------------
  End of year*                                     $ 2,493,753,909  $  873,681,954
----------------------------------------------------------------------------------
* Includes overdistributed net investment income
  of:                                                    $(852,870)      $(502,952)
----------------------------------------------------------------------------------






                      See Notes to Financial Statements.

    18 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The SB Adjustable Rate Income Fund ("Fund"), formerly known as Smith Barney Adjustable Rate Income Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The financial highlights and other pertinent information for the SB Adjustable Rate Income Fund -- Salomon Brothers Classes of Shares are presented in a separate shareholder report.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At May 31, 2003, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized loss amounting to $5,203,029 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

In addition, SBFM had entered into a sub-advisory agreement with BlackRock Financial Management, Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank, N.A. Pursuant to the sub-advisory agreement, BlackRock was responsible for the day-to-day portfolio operations and investment decisions for the Fund. SBFM paid BlackRock a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. Effective July 23, 2002, the sub-advisory agreement with BlackRock was terminated and SBFM assumed full responsibility for the day-to-day portfolio operations and investment decisions for the Fund.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

    19 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent with respect to its Smith Barney Classes of shares. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent with respect to its Smith Barney Classes of shares, as well as the Fund's transfer agent with respect to its Salomon Brothers Classes of shares. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended May 31, 2003, the Fund paid transfer agent fees of $777,003 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There is a maximum initial sales charge of 2.00% for Smith Barney Class A and Salomon Brothers Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Smith Barney Class B shares, which applies if redemption occurs within one year from the purchase payment of a previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Smith Barney Class A and Salomon Brothers Class A shares have a 1.00% CDSC, which applies if redemption occurs within the one year of purchase payment. This CDSC only applies to those purchases of Smith Barney Class A and Salomon Brothers Class A shares which, when combined with current holdings of Smith Barney Class A and Salomon Brothers Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended May 31, 2003, CGM received sales charges of approximately $346,000 on sales of the Fund's Smith Barney Class A shares.

Smith Barney Class L shares and Salomon Brothers Class 2 shares have been issued at net asset value without an initial sales charge or CDSC. However, if you acquire Smith Barney Class L shares by exchange from another fund whose Class L shares are subject to a deferred sales charge, you will be subject to a 1.00% deferred sales charge if you redeem such shares within one year from the date of purchase of the original shares. In addition, if you acquire Salomon Brothers Class 2 shares of the Fund by exchange from a Salomon Brothers fund whose Class 2 shares are subject to a deferred sales charge, you will be subject to a deferred sales charge if you redeem the Salomon Brothers Class 2 shares of the Fund within one year from the date of purchase of the originally acquired Class 2 shares.

In addition, for the year ended May 31, 2003, CDSCs paid to CGM were approximately $12,000, $98,000, $8,000 and $3,000 for the Fund's Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Salomon Brothers Class 2 shares, respectively.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the year ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding paydowns and short-term investments) were as follows:

-------------------------------------------------------------------------------
Purchases                                                         $2,558,681,512
-------------------------------------------------------------------------------
Sales                                                                239,759,965
-------------------------------------------------------------------------------

At May 31, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-----------------------------------------------------------------------------
Gross unrealized appreciation                                     $15,616,198
Gross unrealized depreciation                                      (1,152,777)
-----------------------------------------------------------------------------
Net unrealized appreciation                                       $14,463,421
-----------------------------------------------------------------------------

    20 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

4. Repurchase Agreements

The Fund purchases, and the custodian takes possession of , U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts equal to the repurchase price.

At May 31, 2003, the Fund did not have any repurchase agreements outstanding.

5. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At May 31, 2003, the Fund did not hold any TBA securities.

6. Futures Contracts

Securities or cash equal to the initial margin amount, which is made upon entering into the futures contract, are either deposited with the broker or segregated by the custodian. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At May 31, 2003, the Fund had the following open futures contracts:

                                    Number of               Basis        Market    Unrealized
                                    Contracts Expiration    Value        Value        Loss
---------------------------------------------------------------------------------------------
To Sell:
U.S. Treasury 2 Year Note              600       6/03    $129,155,772 $130,068,750 $(912,978)
--------------------------------------------------------------------------------------------

At May 31, 2003, the Fund had deposited $360,000 with the broker as initial margin collateral.

    21 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

7. Distributions Paid to Shareholders by Class

                      Year Ended   Year Ended
                     May 31, 2003 May 31, 2002
----------------------------------------------
Smith Barney Class
 A/(1)(2)/
Net investment
 income              $20,677,881  $11,728,605
Capital                  447,922           --
---------------------------------------------
Total                $21,125,803  $11,728,605
---------------------------------------------
Smith Barney Class
 B/(1)/
Net investment
 income              $   733,037  $   275,178
Capital                   16,053           --
---------------------------------------------
Total                $   749,090  $   275,178
---------------------------------------------
Smith Barney Class
 L/(1)(3)/
Net investment
 income              $20,055,216  $10,978,649
Capital                  437,675           --
---------------------------------------------
Total                $20,492,891  $10,978,649
---------------------------------------------
Smith Barney Class
 Y/(1)/
Net investment
 income              $ 1,057,789  $        --
Capital                   23,593           --
---------------------------------------------
Total                $ 1,081,382  $        --
---------------------------------------------
Salomon Brothers
 Class 2
Net investment
 income              $     1,609  $        --
Capital                       35           --
---------------------------------------------
Total                $     1,644  $        --
---------------------------------------------
Salomon Brothers
 Class A
Net investment
 income              $         4  $        --
Capital                        0*          --
---------------------------------------------
Total                $         4  $        --
---------------------------------------------

(1) On April 4, 2003, Class A, B, L and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.
(2) On August 5, 2002, Class I shares were renamed as Class A shares.
(3) On August 5, 2002, Class A shares were renamed as Class L shares.
* Amount represents less than $1.00.

8. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Salomon Brothers Class 2 and Salomon Brothers Class A shares, calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Smith Barney Class B, Smith Barney Class L and Salomon Brothers Class 2 shares calculated at an annual rate of 0.50% of the average daily net assets of each class, respectively. For the year ended May 31, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                    Smith Barney Smith Barney Smith Barney Salomon Brothers Salomon Brothers
                                      Class A      Class B      Class L        Class 2          Class A
------------------------------------------------------------------------------------------------------------
Distribution Plan Fees               $1,856,721    $228,485    $6,480,468        $664             $0*
-----------------------------------------------------------------------------------------------------------

*Amount represents less than $1.00.

    22 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

For the year ended May 31, 2003, total Shareholder Servicing fees were as follows:

                                    Smith Barney Smith Barney Smith Barney Smith Barney
                                      Class A      Class B      Class L      Class Y
---------------------------------------------------------------------------------------
Shareholder Servicing Fees            $496,318     $16,910      $305,611       $59
--------------------------------------------------------------------------------------

For the year ended May 31, 2003, total Shareholder Communication expenses were as follows:

                                    Smith Barney Smith Barney Smith Barney Smith Barney
                                      Class A      Class B      Class L      Class Y
---------------------------------------------------------------------------------------
Shareholder Communication Expenses    $15,978       $6,956      $49,783       $8,643
--------------------------------------------------------------------------------------

9. Shares of Beneficial Interest

At May 31, 2003, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Smith Barney Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Smith Barney Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares. Effective August 5, 2002, the Fund adopted the renaming of existing Class A shares as Class L shares and existing Class I shares were renamed as Class A shares. Effective April 4, 2003, the Fund adopted the renaming of existing Class A, B, L and Y shares as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.

Transactions in shares of each class were as follows:

                               Year Ended                  Year Ended
                        May 31, 2003/(1)(2)(3)/           May 31, 2002
                      ---------------------------  --------------------------
                         Shares        Amount         Shares        Amount
 -----------------------------------------------------------------------------
 Smith Barney Class
  A/(4)(5)/
 Shares sold          140,006,278  $1,371,402,791   68,287,832  $ 671,498,218
 Shares issued on
  reinvestment          1,673,978      16,399,645      879,504      8,636,253
 Shares reacquired    (72,691,318)   (711,861,965) (33,369,258)  (327,725,278)
 ----------------------------------------------------------------------------
 Net Increase          68,988,938  $  675,940,471   35,798,078  $ 352,409,193
 ----------------------------------------------------------------------------
 Smith Barney Class
  B/(5)/
 Shares sold            4,630,433  $   44,992,944    1,260,946  $  12,578,853
 Shares issued on
  reinvestment             62,929         611,088       50,808        212,425
 Shares reacquired     (1,985,871)    (19,283,390)    (447,013)    (4,353,173)
 ----------------------------------------------------------------------------
 Net Increase           2,707,491  $   26,320,642      864,741  $   8,438,105
 ----------------------------------------------------------------------------
 Smith Barney Class
  L/(5)(6)/
 Shares sold          154,208,613  $1,504,159,271   64,036,046  $ 626,965,681
 Shares issued on
  reinvestment          1,723,038      16,806,585      920,650      9,001,995
 Shares reacquired    (69,110,809)   (673,997,166) (29,542,267)  (288,845,649)
 ----------------------------------------------------------------------------
 Net Increase          86,820,842  $  846,968,690   35,414,429  $ 347,122,027
 ----------------------------------------------------------------------------
 Smith Barney Class
  Y/(5)/
 Shares sold           12,444,949  $  122,007,172           --             --
 Shares issued on
  reinvestment            110,855       1,085,379           --             --
 Shares reacquired     (5,052,568)    (49,438,115)          --             --
 ----------------------------------------------------------------------------
 Net Increase           7,503,236  $   73,654,436           --             --
 ----------------------------------------------------------------------------

    23 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

                                     Year Ended           Year Ended
                                May 31, 2003/(1)(2)(3)/  May 31, 2002
                                ----------------------  ---------------
                                 Shares      Amount     Shares  Amount
           ------------------------------------------------------------
           Salomon Brothers
            Class 2
           Shares sold          197,020    $1,918,969     --         --
           Shares issued on
            reinvestment            165         1,611     --         --
           Shares reacquired    (30,801)     (300,000)    --         --
           -----------------------------------------------------------
           Net Increase         166,384    $1,620,580     --         --
           -----------------------------------------------------------
           Salomon Brothers
            Class A
           Shares sold              204    $    1,993     --         --
           Shares issued on
            reinvestment             --             4     --         --
           -----------------------------------------------------------
           Net Increase             204    $    1,997     --         --
           -----------------------------------------------------------
(1) For Smith Barney Class Y shares, transactions are for the period October 17, 2002 (inception date) to May 31, 2003.
(2) For Salomon Brothers Class 2 shares, transactions are for the period May 12, 2003 (inception date) to May 31, 2003.
(3) For Salomon Brothers Class A shares, transactions are for the period April 22, 2003, (inception date) to May 31, 2003.
(4) On August 5, 2002, Class I shares were renamed as Class A shares.
(5) On April 4, 2003, Class A, B, L and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney
    Class Y shares, respectively.
(6) On August 5, 2002, Class A shares were renamed as Class L shares.

10.Capital Loss Carryforward

At May 31, 2003, the Fund had, for Federal income tax purposes, approximately $13,297,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on May 31 of the year indicated:

                                      2004     2005     2008     2009      2010       2011
---------------------------------------------------------------------------------------------
Carryforward Amounts                $570,000 $856,000 $338,000 $341,000 $1,737,000 $9,455,000
--------------------------------------------------------------------------------------------

In addition, the Fund had $8,894,186 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

11.Income Tax Information and Distributions to Shareholders

At May 31, 2003, the tax basis components of distributable earnings were:

------------------------------------------------
Accumulated capital losses          $(13,296,737)
------------------------------------------------
Unrealized appreciation               14,463,421
------------------------------------------------

The difference between book basis and tax basis unrealized appreciation is attributable primarily to mark to market of derivative securities.

The tax character of distributions paid during the year was:

----------------------------------------------
Ordinary income                     $42,525,536
Capital                                 925,278
----------------------------------------------
Total                               $43,450,814
----------------------------------------------

    24 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Smith Barney Class A Shares/(1)/         2003/(2)/  2002/(2)/  2001/(2)/ 2000/(2)/ 1999/(2)/
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $9.80      $9.85     $9.66      $9.78     $9.87
---------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                      0.21       0.36      0.57       0.52      0.45
 Net realized and unrealized gain (loss)    0.07       0.03      0.21      (0.08)     0.03
---------------------------------------------------------------------------------------
Total Income From Operations                0.28       0.39      0.78       0.44      0.48
---------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.29)     (0.44)    (0.59)     (0.54)    (0.54)
 Capital                                   (0.01)        --        --      (0.02)    (0.03)
---------------------------------------------------------------------------------------
Total Distributions                        (0.30)     (0.44)    (0.59)     (0.56)    (0.57)
---------------------------------------------------------------------------------------
Net Asset Value, End of Year               $9.78      $9.80     $9.85      $9.66     $9.78
---------------------------------------------------------------------------------------
Total Return                                2.87%      4.08%     8.26%      4.58%     4.99%
---------------------------------------------------------------------------------------
Net Assets, End of Year (millions)        $1,089       $416       $65        $30       $25
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                      2.13%      3.68%     5.88%      5.38%     4.90%
 Total expenses                             0.95       1.29      3.01       2.22      2.83
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                       15%        49%       63%       164%      155%
---------------------------------------------------------------------------------------

Smith Barney Class B Shares/(3)/         2003/(2)/ 2002/(2)/   2001/(2)/ 2000/(2)/ 1999/(2)/
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $9.72      $9.78     $9.60      $9.74     $9.84
---------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                      0.16       0.31      0.50       0.48      0.45
 Net realized and unrealized gain (loss)    0.06       0.02      0.21      (0.11)    (0.04)
---------------------------------------------------------------------------------------
Total Income From Operations                0.22       0.33      0.71       0.37      0.41
---------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.24)     (0.39)    (0.53)     (0.49)    (0.48)
 Capital                                   (0.01)        --        --      (0.02)    (0.03)
---------------------------------------------------------------------------------------
Total Distributions                        (0.25)     (0.39)    (0.53)     (0.51)    (0.51)
---------------------------------------------------------------------------------------
Net Asset Value, End of Year               $9.69      $9.72     $9.78      $9.60     $9.74
---------------------------------------------------------------------------------------
Total Return                                2.28%      3.43%     7.60%      3.86%     4.30%
---------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $37,531    $11,316    $2,929     $3,953    $1,871
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                      1.68%      3.18%     5.28%      4.93%     4.55%
 Total expenses                             1.47       1.78      3.63       2.91      3.34
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                       15%        49%       63%       164%      155%
---------------------------------------------------------------------------------------

(1) On August 5, 2002, Class I shares were renamed as Class A shares. On April 4, 2003, Class A shares were renamed as Smith Barney Class A shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On April 4, 2003, Class B shares were renamed as Smith Barney Class B shares.

    25 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Smith Barney Class L Shares/(1)/            2003/(2)/     2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year            $9.76        $9.81      $9.62       $9.75       $9.86
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.16         0.32       0.50        0.46        0.45
 Net realized and unrealized gain (loss)       0.07         0.02       0.23       (0.08)      (0.04)
--------------------------------------------------------------------------------------------------
Total Income From Operations                   0.23         0.34       0.73        0.38        0.41
--------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.25)       (0.39)     (0.54)      (0.49)      (0.49)
 Capital                                      (0.00)*         --         --       (0.02)      (0.03)
--------------------------------------------------------------------------------------------------
Total Distributions                           (0.25)       (0.39)     (0.54)      (0.51)      (0.52)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $9.74        $9.76      $9.81       $9.62       $9.75
--------------------------------------------------------------------------------------------------
Total Return                                   2.38%        3.55%      7.74%       3.98%       4.25%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)           $1,292         $447       $102         $98         $98
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                         1.65%        3.21%      5.35%       4.84%       4.55%
 Total expenses                                1.42         1.76       3.60        2.64        3.32
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          15%          49%        63%        164%        155%
--------------------------------------------------------------------------------------------------
Smith Barney Class Y Shares/(3)/           2003/(2)(4)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.81
--------------------------------------------------------------------------------------------------
Income From Operations:
 Net investment income                         0.13
 Net realized and unrealized gain              0.02
--------------------------------------------------------------------------------------------------
Total Income From Operations                   0.15
--------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.18)
 Capital                                      (0.00)*
--------------------------------------------------------------------------------------------------
Total Distributions                           (0.18)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.78
--------------------------------------------------------------------------------------------------
Total Return                                   1.55%++
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $73,390
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net investment income                         2.14%+
 Expenses                                      0.65+
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          15%
--------------------------------------------------------------------------------------------------

(1) On August 5, 2002, Class A shares were renamed as Class L Shares. On April 4, 2003, Class L shares were renamed as Smith Barney Class L shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On April 4, 2003, Class Y shares were renamed as Smith Barney Class Y shares.
(4) For the period October 17, 2002 (inception date) to November 30, 2002.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Amount represents less than $0.01 per share.

    26 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees of the SB Adjustable Rate Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SB Adjustable Rate Income Fund, formerly known as Smith Barney Adjustable Rate Income Fund, as of May 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and broker. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SB Adjustable Rate Income Fund as of May 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

New York, New York
July 10, 2003

    27 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 ADDITIONAL SHAREHOLDER INFORMATION (UNAUDITED)


Result of Annual Meeting of Shareholders
The Special Meeting of Shareholders of SB Adjustable Rate Income Fund was held on February 5, 2003, for the purpose of considering and voting upon the election of Trustees. The following table provides information concerning the matter voted upon at the Meeting:

1.  Election of Trustees

                                  % of                        % of
Nominees             Votes For  Votes For Votes Withheld Votes Withheld
-----------------------------------------------------------------------
Allan J. Bloostein   77,995,277  96.613%    2,734,397        3.387%
Dwight B. Crane      78,059,092  96.692     2,670,582        3.308
Paolo M. Cucchi      78,056,765  96.689     2,672,909        3.311
Robert A. Frankel    78,041,925  96.671     2,687,749        3.329
Paul Hardin          78,094,424  96.736     2,635,250        3.264
William R.
 Hutchinson          78,063,901  96.698     2,665,773        3.302
R. Jay Gerken        78,067,839  96.703     2,661,835        3.297
George M. Pavia      78,031,193  96.657     2,698,481        3.343
----------------------------------------------------------------------

    28 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Trustees and Officers
The business and affairs of the SB Adjustable Rate Income Fund ("Fund") are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                                 Number of
                                                                                               Portfolios in
                                            Term of Office*             Principal              Fund Complex
                           Position(s) Held  and Length of         Occupation(s) During         Overseen by
Name, Address and Age         with Fund       Time Served              Past 5 Years               Trustee
-------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:
Allan J. Bloostein             Trustee           Since      President, Allan J. Bloostein            35
27 West 67th Street                              1992       Associates
Apt. 5FW
New York, NY 10023
Age 73

Dwight B. Crane                Trustee           Since      Professor, Harvard Business School       51
Harvard Business School                          1992
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Paolo M. Cucchi                Trustee           Since      Vice President and Dean of College        7
Drew University                                  2001       of Liberal Arts at Drew University
108 Brothers College
Madison, NJ 07940
Age 61

Robert A. Frankel              Trustee           Since      Managing Partner of                      24
8 John Walsh Blvd.                               1994       Robert A. Frankel
Peekskill, NY 10566                                         Management Consultants
Age 76

Paul Hardin                    Trustee           Since      Chancellor Emeritus and Professor        36
12083 Morehead                                   2001       of Law at the University of North
Chapel Hill, NC 27514-8426                                  Carolina at Chapel Hill
Age 72

William R. Hutchinson          Trustee           Since      President, WR Hutchinson &                7
535 N. Michigan                                  1995       Associates, Inc.; formerly Group
Suite 1012                                                  Vice President, Mergers &
Chicago, IL 60611                                           Acquisitions BP Amoco
Age 60

George M. Pavia                Trustee           Since      Senior Partner, Pavia & Harcourt          7
600 Madison Avenue                               2001       Attorneys
New York, NY 10022
Age 75

Interested Trustee:
R. Jay Gerken, CFA**       Chairman,             Since      Managing Director of Citigroup          219
CGM                        President and         2002       Global Markets Inc. ("CGM");
399 Park Avenue            Chief Executive                  Chairman, President and Chief
4th Floor                  Officer                          Executive Officer of Smith Barney
New York, NY 10022                                          Fund Management LLC ("SBFM"),
Age 52                                                      Travelers Investment Adviser, Inc.
                                                            ("TIA") and Citi Fund Management
                                                            Inc.


                                   Other
                               Directorships
Name, Address and Age         Held by Trustee
------------------------------------------------
Non-Interested Trustees:
Allan J. Bloostein         Director of Taubman
27 West 67th Street        Centers, Inc.
Apt. 5FW
New York, NY 10023
Age 73

Dwight B. Crane                    None
Harvard Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Paolo M. Cucchi                    None
Drew University
108 Brothers College
Madison, NJ 07940
Age 61

Robert A. Frankel                  None
8 John Walsh Blvd.
Peekskill, NY 10566
Age 76

Paul Hardin                        None
12083 Morehead
Chapel Hill, NC 27514-8426
Age 72

William R. Hutchinson      Director of Associate
535 N. Michigan            Bank and Associated
Suite 1012                 Banc-Corp
Chicago, IL 60611
Age 60

George M. Pavia                    None
600 Madison Avenue
New York, NY 10022
Age 75

Interested Trustee:
R. Jay Gerken, CFA**               None
CGM
399 Park Avenue
4th Floor
New York, NY 10022
Age 52



    29 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

                                                                                                   Number of
                                                                                                 Portfolios in
                                              Term of Office*             Principal              Fund Complex       Other
                             Position(s) Held  and Length of         Occupation(s) During         Overseen by   Directorships
Name, Address and Age           with Fund       Time Served              Past 5 Years               Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Officers:
Lewis E. Daidone              Senior Vice          Since      Managing Director of CGM;               N/A            N/A
CGM                           President            1994       Director and Senior Vice President
125 Broad Street, 11th Floor  and Chief                       of SBFM and TIA; Former Chief
New York, NY 10004            Administrative                  Financial Officer and Treasurer of
Age 45                        Officer                         mutual funds affiliated with
                                                              Citigroup Inc.

Richard L. Peteka             Chief                Since      Director and Head of Internal           N/A            N/A
CGM                           Financial            2002       Control for Citigroup Asset
125 Broad Street, 11th Floor  Officer and                     Management U.S. Mutual Fund
New York, NY 10004            Treasurer                       Administration from 1999-2002;
Age 42                                                        Vice President, Head of Mutual
                                                              Fund Administration and Treasurer
                                                              at Oppenheimer Capital from
                                                              1996-1999

David A. Torchia              Vice President       Since      Managing Director of CGM                N/A            N/A
CGM                           and Investment       2002
399 Park Avenue               Officer
4th Floor
New York, NY 10022
Age 43

Theresa M. Veres              Vice President       Since      Director of CGM                         N/A            N/A
CGM                           and Investment       2002
399 Park Avenue               Officer
4th Floor
New York, NY 10022
Age 37

Richard L. Peteka             Chief                Since      Director and Head of Internal           N/A            N/A
CGM                           Financial            2002       Control for Citigroup Asset
125 Broad Street, 11th Floor  Officer and                     Management U.S. Mutual Fund
New York, NY 10004            Treasurer                       Administration from 1999-2002;
Age 42                                                        Vice President, Head of Mutual
                                                              Fund Administration and Treasurer
                                                              at Oppenheimer Capital from
                                                              1996-1999

Kaprel Ozsolak                Controller           Since      Vice President of CGM                   N/A            N/A
CGM                                                2002
125 Broad Street, 11th Floor
New York, NY 10004
Age 37

Christina T. Sydor            Secretary            Since      Managing Director of CGM;               N/A            N/A
CGM                                                1994       General Counsel and Secretary of
300 First Stamford Place                                      SBFM and TIA
4th Floor
Stamford, CT 06902
Age 52

--------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr Gerken is an "interested person" of the Fund as defined in the Investment
   Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and of certain of its affiliates.

    30 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

 TAX INFORMATION (UNAUDITED)


For Federal tax purposes the Fund hereby designates for the fiscal year ended May 31, 2003:

    . A total of 3.34% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

    31 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

                              SB ADJUSTABLE RATE
                                  INCOME FUND



           TRUSTEES                 INVESTMENT ADVISER
           Allan J. Bloostein       AND ADMINISTRATOR
           Dwight B. Crane          Smith Barney Fund Management LLC
           Paolo M. Cucchi
           Robert A. Frankel        DISTRIBUTOR
           R. Jay Gerken, CFA       Citigroup Global Markets Inc.
             Chairman
           Paul Hardin              CUSTODIAN
           William R. Hutchinson    State Street Bank and
           George M. Pavia            Trust Company

           OFFICERS                 TRANSFER AGENT
           R. Jay Gerken, CFA       Citicorp Trust Bank, fsb.
           President and Chief      125 Broad Street, 11th Floor
           Executive Officer        New York, New York 10004

           Lewis E. Daidone         SUB-TRANSFER AGENT
           Senior Vice President    PFPC Global Fund Services
           and Chief Administrative P.O. Box 9699
           Officer                  Providence, Rhode Island
                                    02940-9699
           Richard L. Peteka
           Chief Financial Officer
           and Treasurer

           David A. Torchia
           Vice President and
           Investment Officer

           Theresa M. Veres
           Vice President and
           Investment Officer

           Kaprel Ozsolak
           Controller

           Christina T. Sydor
           Secretary

   SB Adjustable Rate Income Fund



 This report is submitted for the general information of the shareholders of SB Adjustable Rate Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SB ADJUSTABLE RATE INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2224 7/03                                                             03-5058

ITEM 2.   CODE OF ETHICS.

          Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.  EXHIBITS.

          (a) Not applicable.

          (b) Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SB Adjustable Rate Income Fund

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SB Adjustable Rate Income Fund

Date:    August 5, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         SB Adjustable Rate Income Fund

Date:    August 5, 2003

By:      /s/ Richard Peteka
         Chief Financial Officer of
         SB Adjustable Rate Income Fund

Date:    August 5, 2003